Leases - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) EuroUsd	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		$ 19,100	$ 11,100
Right-of-use assets		263,424	268,834	$ 277,022
Lease liability		236,538	252,626	262,410
Operating expenses related to short-term leases and leases for low-value assets		600	900	1,700
Operating expenses related to variable lease payments		1,100	2,100	$ 17,000
Charter Agreement for Viking Tonle
Disclosure of quantitative information about right-of-use assets [line items]
Contractual payments for the initial term of nine seasons			24,900
Lease Agreement for Buildings and Docking
Disclosure of quantitative information about right-of-use assets [line items]
Initial lease term	13 years
Additional lease term	10 years
Contractual payments for initial term	$ 22,100
Euro to USD exchange rate | EuroUsd	1.1
Office Spaces
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets			$ 9,400
Viking Yi Dun
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 16,000
Lease liability	$ 13,900
Operating expenses related to variable lease payments		$ 8,100